1. Organization and Recent Developments	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Recent Developments

Note 1.	Organization and Recent Developments

Organization

Sonoma Pharmaceuticals, Inc. (the “Company”) was incorporated under the laws of the State of California in April 1999 and was reincorporated under the laws of the State of Delaware in December 2006. The Company’s principal office is located in Petaluma, California. The Company is a specialty pharmaceutical company dedicated to identifying, developing and commercializing unique, differentiated therapies to patients living with chronic skin conditions. The Company believes its products, which are sold throughout the United States and internationally, have improved patient outcomes by treating and reducing certain skin diseases including acne, atopic dermatitis, scarring, infections, itch, pain and harmful inflammatory responses.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements as of September 30, 2018 and for the three and six months then ended have been prepared in accordance with the accounting principles generally accepted in the United States of America for interim financial information and pursuant to the instructions to Form 10-Q and Article 8 of Regulation S-X of the Securities and Exchange Commission (“SEC”) and on the same basis as the Company prepares its annual audited consolidated financial statements. The condensed consolidated balance sheet as of September 30, 2018, the condensed consolidated statements of comprehensive loss for the three and six months ended September 30, 2018 and 2017 and the cash flows for the six months ended September 30, 2018 and 2017 are unaudited, but include all adjustments, consisting only of normal recurring adjustments, which the Company considers necessary for a fair presentation of the consolidated financial position, operating results and cash flows for the periods presented. The results for the three and six months ended September 30, 2018 are not necessarily indicative of results to be expected for the year ending March 31, 2019 or for any future interim period. The condensed consolidated balance sheet at March 31, 2018 has been derived from audited consolidated financial statements. These unaudited condensed consolidated financial statements of the Company have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) for interim financial information. Accordingly, they do not include all of the information and notes required by GAAP for complete financial statements. The accompanying condensed consolidated financial statements should be read in conjunction with the consolidated financial statements for the year ended March 31, 2018, and notes thereto included in the Company’s annual report on Form 10-K, which was filed with the SEC on June 26, 2018.

NOTE 1 – Organization and Recent Developments

Organization

Sonoma Pharmaceuticals, Inc., (the “Company”) was incorporated under the laws of the State of California in April 1999 and was reincorporated under the laws of the State of Delaware in December 2006. The Company’s principal office is located in Petaluma, California. The Company is a specialty pharmaceutical company dedicated to identifying, developing and commercializing unique, differentiated therapies to patients living with chronic skin conditions. The Company believes its products, which are sold throughout the United States and internationally, have improved patient outcomes by treating and reducing certain skin diseases including acne, atopic dermatitis, scarring, infections, itch, pain and harmful inflammatory responses.